COMMITMENTS AND CONTINGENCIES	12 Months Ended
Sep. 30, 2017
Notes to Financial Statements
NOTE 7. COMMITMENTS AND CONTINGENCIES

The Company has several office leases for subsidiaries in China. Pursuant to the lease, lease payment shall be made as follows:

Leases	Period	Annual Lease amount
Office Lease A	June 2013 to June 2016	RMB 342,000 ($52,372)
Office Lease B	June 2016 to July 2017	RMB 416,275 ($61,104)
Office Lease C	December 2013 to December 2014	RMB 109,200 (17,742)
Office Lease D	February 2017 to February 2018	RMB 54,000 ($7,926)
Office Lease E	January 2017 to January 2018	RMB 54,000 ($7,926)
Office Lease F	January 2017 to June 2017	RMB 48,000 ($7,046)
Office Lease G	December 2016 to December 2017	RMB 48,000 ($7,046)

For the years ended September 30, 2017, 2016 and 2015, rent expense related to the office leases amounted $76,488, $52,058, and $ 59,879, respectively.

On March 31, 2015, the Company entered into a vehicle lease in Toronto, Canada. Pursuant to the vehicle lease, the monthly payment of $603 is due on the 3rd day of each month. The term of the lease is for 39 months and expires on July 1, 2018.

Total future minimum rental payments required are as follows:

Years Ended September 30, 2017	Amount
2018	$13,234
2019	-
2020	-
2021	-
2022	-
Thereafter	-
Total	$13,234